Profit and loss information - Disclosure of exceptional items (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Analysis of income and expense [abstract]
Business restructuring expenses	€ (3,614)	€ (880)	€ (3,934)	€ (897)
Corporate restructuring expenses	(402)	(8)	(523)	(80)
Monitoring fee (including Directors fee)	(40)	(40)	(80)	(80)
Impairment	3	(60)	(567)	(159)
Net sales of assets loss	(178)	(35)	(168)	(34)
Share based payments	(4,033)	(945)	(5,783)	(2,232)
Change in fair value of warrants and put options	(1,927)	21,972	5,013	11,223
Other exceptional items	(895)	9,761	(1,260)	9,101
Total	€ (11,085)	€ 29,764	€ (7,301)	€ 16,843